Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 12 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors, and their affiliates during 2011 were as follows:

Beginning balance	$2,421
Effect of changes in composition of related parties	200
New loans	2
Repayments	(475)

Ending balance	$2,148

Unused commitments to these related parties totaled $1,729 and $1,798 at year-end 2011 and 2010. Related party deposits totaled $3,697 and $3,955 at year-end 2011 and 2010.

The Corporation has minority ownership in a title agency affiliated with a Director resulting in fee income to the Corporation of $4, $35 and $32 for 2011, 2010 and 2009, respectively.